Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations
41. SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS
On August 21, 2020, the Group decided to sell the interest in the Paraguayan company Yguazú Cementos S.A., which represented 51% of such company’s capital stock, to a company related to the Paraguayan shareholder of Yguazú Cementos S.A.
The Group approved the above sale because the Board of Directors has considered that the goals established for the investment in Yguazú Cementos S.A. have been met, in line with the strategic goals of the Group, which are the constant pursuit and implementation of high potential projects. For this reason, after having started the marketing operations in Paraguay in 2000, built and operated the plant since 2013, and currently achieving high production and profitability standards, the Group has decided to sell.
As of the date of issuance of these consolidated financial statements, the Group has collected 97% of the total amount agreed for the transaction, and the remaining price amount will be collected in installments from March to December 2022. As the transaction amount has been fixed in foreign currency and made available abroad, during the fiscal year ended December 31, 2020, the Group has conducted various transactions with Argentine securities nominated in US dollars bought in the US market and sold in the Argentine market, which have generated a profit that has been classified within financial results as “Profit from operations with securities”.
As a result of the transaction described above, the Group classified income associated with the transaction of Yguazú Cementos S.A. as a discontinued operation, which represented the entire cement operating segment in Paraguay until August 21, 2020. With this income classified as discontinued operations, the cement segment in Paraguay is no longer disclosed in the note on segments.

The proceeds from Yguazú Cementos S.A. transaction for the fiscal years ended December 31, 2020 and 2019, are as follows:

	2020	2019
Revenues	4,482,151	7,964,274
Operating costs and expense s	(3,376,174)	(5,684,741)
Financial results, net	(240,886)	(594,924)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	458,084	—
Gain on disposal of discontinued operations (*)	8,707,928	—

Profit (loss) before income tax	10,031,103	1,684,608
Income tax	(2,289,909)	(144,619)

Net profit for the year from discontinued operations	7,741,194	1,539,990

Net profit for the year from discontinued operations attributable to:
Owners of the parent company	7,360,951	785,420
Non-controlling interest	380,243	754,569
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Owners of the parent company (in pesos)	12.3500	1.3177
Non-controlling interest (in pesos)	0.6380	1.2659

(*)
It is the agreed-upon price of the transaction, which amounted to 13,604,997, net of the derecognition of the equity value of the long-term investment by 4,808,111 and the costs related to the sale for 88,957.

The information summarized in the statement of cash flows generated by the
Yguazú
Cementos S.A. transaction for the fiscal year ended December 31, 2020, is as follows:

	2020	2019
Net cash generated by operating activities	1,264,272	2,281,809
Net cash used in investing activities	(207,133)	(73,795)
Net cash used in financing activities	(3,884,074)	(2,371,270)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	(23,548)

Total cash used during the fiscal year for discontinued operations	(2,850,483)	(163,256)